Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,557,088.67

Principal:
Principal Collections	$19,819,387.39
Prepayments in Full	$11,885,912.73
Liquidation Proceeds	$286,399.14
Recoveries	$2,056.31
Sub Total	$31,993,755.57
Collections	$33,550,844.24

Purchase Amounts:
Purchase Amounts Related to Principal	$71,921.14
Purchase Amounts Related to Interest	$362.91
Sub Total	$72,284.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,623,128.29

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,623,128.29
Servicing Fee	$739,226.60	$739,226.60	$0.00	$0.00	$32,883,901.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,883,901.69
Interest - Class A-2 Notes	$33,906.76	$33,906.76	$0.00	$0.00	$32,849,994.93
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$32,705,203.43
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$32,647,832.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,647,832.68
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$32,621,848.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,621,848.26
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$32,599,037.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,599,037.59
Regular Principal Payment	$29,007,459.42	$29,007,459.42	$0.00	$0.00	$3,591,578.17
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,591,578.17
Residual Released to Depositor	$0.00	$3,591,578.17	$0.00	$0.00	$0.00

Total		$33,623,128.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,007,459.42
Total					$29,007,459.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$29,007,459.42	$59.65	$33,906.76	$0.07	$29,041,366.18	$59.72
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$29,007,459.42	$22.05	$284,864.10	$0.22	$29,292,323.52	$22.27

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$162,752,431.29	0.3346956	$133,744,971.87	0.2750426
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$787,312,431.29	0.5983527	$758,304,971.87	0.5763072

Pool Information
Weighted Average APR	2.080%	2.066%
Weighted Average Remaining Term	49.08	48.21
Number of Receivables Outstanding	32,091	31,473
Pool Balance	$887,071,920.21	$854,881,789.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$817,066,091.50	$787,575,780.13
Pool Factor	0.6205130	0.5979958

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$67,306,009.84
Targeted Overcollateralization Amount	$96,576,818.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,576,818.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$126,509.84
(Recoveries)		7	$2,056.31
Net Loss for Current Collection Period			$124,453.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1684%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1152%
Second Prior Collection Period			0.1240%
Prior Collection Period			0.1928%
Current Collection Period			0.1715%
Four Month Average (Current and Prior Three Collection Periods)			0.1509%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		767	$1,599,903.77
(Cumulative Recoveries)			$108,290.28
Cumulative Net Loss for All Collection Periods			$1,491,613.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1043%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,085.92
Average Net Loss for Receivables that have experienced a Realized Loss			$1,944.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.79%	219	$6,730,126.15
61-90 Days Delinquent	0.11%	24	$950,562.12
91-120 Days Delinquent	0.03%	6	$232,421.18
Over 120 Days Delinquent	0.01%	2	$77,733.58
Total Delinquent Receivables	0.93%	251	$7,990,843.03

Repossession Inventory:
Repossessed in the Current Collection Period		10	$368,141.95
Total Repossessed Inventory		19	$678,592.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0854%
Prior Collection Period			0.0997%
Current Collection Period			0.1017%
Three Month Average			0.0956%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1475%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	15

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	123	$3,962,191.43
2 Months Extended	168	$5,474,101.79
3+ Months Extended	10	$282,851.73

Total Receivables Extended	301	$9,719,144.95

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer